Leases (Details) - Schedule of the Operating Leases Related Assets and Liabilities	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of the Operating Leases Related Assets and Liabilities [Abstract]
Operating lease ROU assets, net	$ 1,113,926	$ 142,277	$ 1,449,859
Operating lease liabilities – current	204,156	26,076	541,118
Operating lease liabilities – non-current	61,229	$ 7,820	38,000
Operating lease liabilities	$ 265,385		$ 579,118